Filed Pursuant to Rule 497(e)
Registration No. 333-197427

ANGEL OAK FINANCIALS INCOME FUND
Class A | Class C | Institutional Class

a series of Angel Oak Funds Trust

Supplement to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated May 31, 2021, as supplemented to date

February 9, 2022

Navid Abghari no longer serves as portfolio manager of the Angel Oak Financials Income Fund (the “Fund”).
Sreeniwas (Sreeni) V. Prabhu, Johannes Palsson, Cheryl Pate and Kevin Parks continue to serve as portfolios managers of the Fund.
All references to Mr. Abghari in the Prospectus, Summary Prospectus and SAI are hereby removed in their entirety.

Please retain this Supplement with your Prospectus, Summary Prospectus and SAI for future reference.